Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,711,537)	$ (37,685,163)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	570,595	726,666
Stock-based compensation	(148,267)	(194,004)
Loss on disposal of property		25,053
Amortization of debt discount and other	2,040,291	10,877,730
Change in fair value of embedded derivatives	87,303
Amortization prepaid consulting Services		2,867,123
Loss (gain) on extinguishment of debt	38,215	(324,229)
Bad debt expense	413,551	162,392
Loss on investment and other assets		9,939,290
Provision for obsolete inventory	777,443	1,788,999
Changes in operating assets and liabilities:
Accounts receivable	(420,669)	1,560,481
Other receivable	(1,800,000)
Inventory	(459,984)	1,152,522
Other current assets	763,417	(97,073)
Property and equipment	(60,806)
Other assets	99,843
Accounts payable	275,537	808,008
Income taxes payable	98,960	385,013
Lease liability	20,932	25,224
Accrued and other liabilities	685,733	(1,043,420)
Net Cash Used in Operating Activities	(3,729,443)	(9,025,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property and equipment and other assets		(1,196,406)
Payments upon issuance of notes receivable		(313,592)
Purchase of marketable securities, net		(4,920,096)
Cash paid for acquisition of non-consolidated interests		(400,000)
Net Cash Used in Investing Activities		(6,830,094)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable	1,175,251
Proceeds from issuance of convertible notes, related party	500,000
Net proceeds from issuance of promissory notes		10,922,329
Repayments of borrowings under promissory notes		(4,611,342)
Refinance of notes payable		(3,270,000)
Payment in connection with litigation settlement		(1,043,645)
Repayment of convertible note payable		(78,636)
Net Cash Provided by Financing Activities	1,675,251	1,918,706
IMPACT OF CURRENCY RATE CHANGES ON CASH	(46,487)	(91,605)
Decrease in cash and cash equivalents	(2,100,679)	(14,028,381)
Cash and cash equivalents, beginning of period	2,994,885	17,023,266
Cash and cash equivalents, end of period	894,206	2,994,885
Supplemental cash flow information
Cash paid for interest	168,279	1,708,409
Cash paid for income taxes	1,111	9,525
Supplemented disclosure of non-cash investing and financing activities:
Sale of commercial real property in exchange for relief from related party loans and other liabilities	7,438,692
Sale of investments in exchange for relief from related party note and other liabilities	1,500,000
Debt modification		10,363,126
Common stock issued to settle accrued interest payable	539,806	552,000
Common stock issued to settle management fees payable		$ 700,000